Equity - Issued Capital (Details) - USD ($)						6 Months Ended
	Jan. 01, 2026	Dec. 01, 2025	Aug. 21, 2025	Feb. 15, 2025	Aug. 24, 2022	Jun. 30, 2026	Jun. 30, 2025	Aug. 01, 2026	Dec. 08, 2025	Jun. 26, 2025	Aug. 25, 2022
Equity - Issued Capital [Line Items]
Ordinary shares per share (in Dollars per share)
Unlisted options				262,727
RSUs to employees amount				130,000
Exercise price (in Dollars per share)						$ 1.42					$ 5.16
Shares vested		59,999		123,636				20,000		452,154
Options vest			40,000
Vesting term			4 years
Directors and Consultants [Member]
Equity - Issued Capital [Line Items]
Exercise price (in Dollars per share)		$ 5.9
Stock option maturity date		Dec. 01, 2030
Options vest		1,279,999
Non Adjusting Events After Reporting Period [Member]
Equity - Issued Capital [Line Items]
Vests over a period	18 months
Top of range [member]
Equity - Issued Capital [Line Items]
Vesting term				4 years
Employee Incentive Options [Member]
Equity - Issued Capital [Line Items]
Exercise price (in Dollars per share)			$ 2.984	$ 1.375
Stock option maturity date			Aug. 21, 2030	Feb. 15, 2030
Shares vested				139,091				20,000
Options vest		140,000
Recognized share-based compensation expense (in Dollars)						$ 3,112,346	$ 235,835
Employee Incentive Options [Member] | Directors and Consultants [Member]
Equity - Issued Capital [Line Items]
Options vest		1,080,000
Vesting term		18 months
Employee Incentive Options [Member] | Bottom of range [member]
Equity - Issued Capital [Line Items]
Vesting term				3 years
Vesting term		3 years
Employee Incentive Options [Member] | Top of range [member]
Equity - Issued Capital [Line Items]
Vesting term		4 years
Restricted Share Units (RSU) [Member]
Equity - Issued Capital [Line Items]
Issued shares				130,000
Restricted Share Units (RSU) [Member] | Directors [Member]
Equity - Issued Capital [Line Items]
Issued shares		760,000								904,308
Restricted Share Units (RSU) [Member] | Non Adjusting Events After Reporting Period [Member]
Equity - Issued Capital [Line Items]
Shares of vests	720,000
ADSs [Member]
Equity - Issued Capital [Line Items]
Issued shares											1
Ordinary Shares [Member]
Equity - Issued Capital [Line Items]
Issued shares									275		275